UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21831

Alternative Investment Partners Absolute Return Fund STS
(Exact name of Registrant as specified in Charter)

One Tower Bridge 100 Front Street, Suite 1100 West Conshohocken, Pennsylvania 19428-2881
(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Arthur J. Lev, Esq. Morgan Stanley Investment Management Inc. 1221 Avenue of the Americas New York, NY 10020
(Name and address of agent for service)

COPY TO:

Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

[LOGO] Morgan Stanley

ITEM 1. REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Alternative Investment Partners Absolute Return Fund STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Unaudited financial statements for Alternative Investment Partners Absolute Return Fund for the period from January 1, 2007 to June 30, 2007 are attached to these consolidated financial statements and are an integral part thereof:

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2007

Assets
Investment in Alternative Investment Partners Absolute Return Fund, at fair value	$299,978,151
Cash	408,412
Prepaid investments in Alternative Investment Partners Absolute Return Fund	50,169,140
Redemptions receivable from Alternative Investment Partners Absolute Return Fund	1,640,769
Other assets	78,774

Total assets	352,275,246

Liabilities
Subscriptions received in advance	52,184,909
Accrued expenses and other liabilities	183,049

Total liabilities	52,367,958

Net assets	$299,907,288

Net assets consist of:
Net capital	$273,344,816
Accumulated net investment loss	(2,330,440)
Accumulated net realized loss from investments	(588,919)
Net unrealized appreciation on investments	29,481,831

Net assets	$299,907,288

Net asset value per share:
262,177.031 shares issued and outstanding, no par value, 450,000 authorized shares	$1,143.91

Maximum offering price per share ($1,143.91 plus sales load of 2% of net asset value per share)	$1,166.79

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Operations (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Net investment loss allocated from Alternative Investment Partners Absolute Return Fund
Interest income	$39,353
Expenses	(1,970,996)

Net investment loss allocated from Alternative Investment Partners Absolute Return Fund	(1,931,643)

Fund income
Interest income	251

Fund expenses
Organization and offering costs	200,820
Professional fees	113,748
Registration fees	42,425
Transfer agent fees	37,750
Other	4,305

Total fund expenses	399,048

Net investment loss	(2,330,440)

Realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund
Net realized loss from investments	(588,919)
Net change in unrealized appreciation/depreciation on investments	23,012,934

Net realized and unrealized gain from investments allocated from Alternative Investment Partners Absolute Return Fund	22,424,015

Net increase in net assets resulting from operations	$20,093,575

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statements of Changes in Net Assets (Unaudited)

For the period from September 1, 2006 (Commencement of Operations) to December 31, 2006
Net increase in net assets resulting from operations:
Net investment loss	$(635,248)
Net realized loss from investments	(916,644)
Net change in unrealized appreciation/depreciation on investments	6,468,897

Net increase in net assets resulting from operations	4,917,005

Shareholder transactions
Subscriptions (representing 117,125.048 shares)	116,362,370

121,279,375

Net assets, beginning of period	100,000 *

Net assets, end of period	$121,379,375

* - The Fund was initially capitalized with $100,000 (representing 100 shares) of capital on May 12, 2006.

For the period from January 1, 2007 to June 30, 2007 (Unaudited)
Net increase in net assets resulting from operations:
Net investment loss	$(2,330,440)
Net realized loss from investments	(588,919)
Net change in unrealized appreciation/depreciation on investments	23,012,934

Net increase in net assets resulting from operations	20,093,575

Shareholder transactions
Subscriptions (representing 146,386.334 shares)	160,075,106
Redemptions (representing 1,434.351 shares)	(1,640,768)

Net increase in net assets from shareholder transactions	158,434,338

Total increase in net assets	178,527,913

Net assets, beginning of period	121,379,375

Net assets, end of period	$299,907,288

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

3

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Cash Flows (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Cash flows from operating activities
Net increase in net assets resulting from operations	$20,093,575
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Increase in investment in Alternative Investment Partners Absolute Return Fund	(178,474,709)
Increase in prepaid investments in Alternative Investment Partners Absolute Return Fund	(35,853,140)
Decrease in due from adviser	31,327
Increase in redemptions receivable from Alternative Investment Partners Absolute Return Fund	(1,640,769)
Decrease in other assets	127,084
Decrease in trustees’ fee payable	(1,176)
Decrease in accrued expenses and other liabilities	(195,214)

Net cash used in operating activities	(195,913,022)

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	197,944,015
Redemptions	(1,640,768)

Net cash provided by in financing activities	196,303,247

Net change in cash	390,225
Cash at beginning of period	18,187

Cash at end of period	$408,412

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2007 of subscriptions received in advance during 2006	$14,316,000

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

4

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2007

1. Organization and Consolidation

Alternative Investment Partners Absolute Return Fund STS (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on October 31, 2005 and commenced operations on September 1, 2006 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund was initially capitalized with $100,000 of capital on May 12, 2006, however the initial closing date (“Initial Closing Date”) for public offering of shares of beneficial interest was September 1, 2006. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Absolute Return Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act, as a closed-end, non-diversified, management investment company. Morgan Stanley AIP GP LP, an affiliate of Morgan Stanley, serves as the Master Fund’s investment adviser (the “Adviser”). The Master Fund has the same investment objective as the Fund and the Offshore Fund. The Master Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures.

The Fund consolidates the Offshore Fund, a wholly-owned subsidiary, and has included all of the assets and liabilities and revenues and expenses of the Offshore Fund in the accompanying financial statements. Intercompany balances have been eliminated through consolidation. As of June 30, 2007, the Fund had a 52.14% indirect ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Fund’s financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its consolidated financial

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

5

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

statements. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Investment in the Fund

The Fund offers on a continuous basis up to 450,000 shares of beneficial interest (“Shares”). Subsequent to June 30, 2007, the Fund submitted amendments to its registration statement with the U.S. Securities and Exchange Commission to offer an additional 450,000 shares. Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, acts as the distributor of the Fund’s Shares on a best efforts basis, subject to various conditions. Shares were offered at an initial offering price of $1,000 per Share, plus any applicable sales load, and are offered monthly at the Fund’s current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares.

Shares are sold only to certain special tax status investors (“Shareholders”), namely tax-exempt and tax-deferred investors. These investors also must represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Distributor or any Selling Agent may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder is $100,000 and the minimum additional investment in the Fund by any Shareholder is $50,000. The Fund may modify these minimums from time to time. Shareholders may only purchase their Shares through the Distributor or through a Selling Agent.

The Distributors and Selling Agents may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of $100,000 - $499,999 are subject to a maximum sales load of 2%; investments of $500,000 - $999,999 are subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 are subject to a maximum sales load of 1%; and investments of $5,000,000 or more are not subject to a sales load. The Distributor or Selling Agent may, in its discretion, waive the sales load for certain Shareholders. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributors or Selling Agents.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund is only made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including, indirectly, the Fund. Each such repurchase offer will generally apply to up to 15% of the net assets of the Master Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Fund (continued)

offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 3 1 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund at June 30, 2007. Valuation of Investment Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these consolidated financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is currently evaluating the impact of FAS 157.

Income Recognition and Expenses

The Fund recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The Fund accrues its own expenses. The Fund does not pay the Adviser a management fee. As an indirect holder of Shares in the Master Fund, however, the Fund does bear its allocable portion (based on the net asset value of the Master Fund attributable to the Fund) of all of the expenses of the Master Fund, including the management fee paid to the Adviser as described in the Master Fund’s financial statements. Please refer to the attached financial statements of the Master Fund

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income Recognition and Expenses (continued)

for a discussion of the computation of the management fee. Included in expenses allocated from the Master Fund in the Consolidated Statement of Operations is $1,586,396 which is the Fund’s proportionate share of management fees incurred by the Master Fund for the period from January 1, 2007 to June 30, 2007.

State Street Bank and Trust Company (the “Administrator”) provides accounting and administrative services to the Fund.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

Income and Withholding Taxes

The Fund expects to be treated as a partnership for U.S. federal income tax purposes. No provision for federal, state, or local income taxes is provided in the consolidated financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders is to include its respective share of the Fund’s realized profits or losses in its individual tax returns.

The Master Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% U.S. tax from effectively connected income allocable to its foreign Shareholders and to remit those amounts to the U.S. Internal Revenue Service. If the Master Fund incurs a withholding tax or other tax obligation with respect to the share of Master Fund’s income allocable to any Shareholder, then the Master Fund, without limitation of any other rights of the Fund, will cause a Share redemption from the Master Fund in the amount of the tax obligation. The amount of the tax obligation attributable to the Fund will be treated as an expense by the Fund.

For the period from January 1, 2007 to June 30, 2007, the Master Fund did not withhold any taxes. The Master Fund prepaid an estimated tax withholding amount of $60,000.

In July 2006, the FASB issued Interpretation 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) – an interpretation of FASB Statement 109. FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund believes there will be no impact to the Fund’s consolidated financial statements as a result of the adoption of FIN 48.

3. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

4. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized.

	For the Period from January 1, 2007 to June 30, 2007	For the Period from September 1, 2006 (a) to December 31, 2006
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,035.44	$1,000.00

Net investment loss (b)	(10.52)	(8.17)
Net realized and unrealized gain from investments	118.99	43.61

Net increase resulting from operations	108.47	35.44

Net asset value, end of period	$1,143.91	$1,035.44

Total Return (c)	10.48%	3.54%

Ratio of total expenses to average net assets before expense reimbursements (d)	1.12%	1.00%
Ratio of total expenses to average net assets after expense reimbursements (d)	1.12%	0.83%
Ratio of net investment loss to average net assets (c)	(1.11)%	(0.80)%
Portfolio turnover (f)	4%	5%
Net assets, end of period (000s)	$299,907	$121,379

(a)	Commencement of operations.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Total return assumes a purchase of a Share in the Fund at the beginning of the period indicated and a sale of the Share on the last day of the period indicated, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(d)	Includes expenses allocated from the Master Fund.
(e)	Includes income and expenses allocated from the Master Fund.
(f)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

5. Subsequent Events

From July 1, 2007 through August 20, 2007, the Fund accepted and received approximately $90.1 million in additional subscriptions. In addition, redemption requests have been submitted through September 30, 2007, for redemptions to be paid subsequent to September 30, 2007, totaling approximately $7.0 million.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

Alternative Investment Partners Absolute Return Fund STS

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s Investment Funds; and (2) how the Master Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Master Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

10

Alternative Investment Partners Absolute Return Fund STS

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Keams

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Ronald E. Robison, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Cory Pulfiey, Vice President

Amy R. Doberman, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Noel Langlois, Assistant Treasurer

Mary E. Mullin, Secretary

Master Fund’s Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services, Inc.

66 Brooks Drive

Braintree, Massachusetts 02184

Independent Registered Public Accounting Firm

Emst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

ALTERNATIVE INVESTMENT PARTNERS
ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2007 to
June 30, 2007

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2007

Assets
Investments in investment funds, at fair value (cost $529,807,598)	$588,134,456
Short-term investments (cost $6,577,493)	6,577,493
Prepaid investments in investment funds	75,000,000
Net unrealized appreciation on swap contracts	6,053,744
Receivable for investments sold	115,222
Interest receivable	1,553
Other assets	61,684

Total assets	675,944,152

Liabilities
Subscriptions received in advance	80,138,640
Payable for share redemptions	18,485,869
Management fee payable	1,394,519
Shareholder servicing fee payable	307,080
Trustees’ fee payable	906
Accrued expenses and other liabilities	232,691

Total liabilities	100,559,705

Net assets	$575,384,447

Net assets consist of:
Net capital	$516,084,298
Accumulated net investment loss	(3,947,019)
Accumulated net realized loss from investments	(1,133,434)
Net unrealized appreciation on investments	64,380,602

Net assets	$575,384,447

Net asset value per share:
473,844.534 shares issued and outstanding, no par value, 750,000 authorized shares	$1,214.29
Maximum offering price per share ($1,214.29 plus sales load of 2% of net asset value per share)	$1,238.58

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

1

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Investment income
Interest	$80,811

Expenses
Management fees	3,245,394
Shareholder servicing fees	420,648
Accounting, administration and tax fees	115,424
Professional fees	73,000
Transfer agent fees	60,000
Custody fees	51,570
Trustees’ fees	1,724
Other	60,070

Total expenses	4,027,830

Net investment loss	(3,947,019)

Realized and unrealized gain (loss) from investments
Net realized gain from investments in investment funds	1,533,895
Net realized loss from swap contracts	(2,667,329)

Net realized loss from investments	(1,133,434)

Net change in unrealized appreciation/depreciation on investments in investment funds	41,590,495
Net change in unrealized appreciation/depreciation on swap contracts	5,651,400

Net change in unrealized appreciation/depreciation on investments	47,241,895

Net realized and unrealized gain from investments	46,108,461

Net increase in net assets resulting from operations	$42,161,442

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Statements of Changes in Net Assets

For the year ended December 31, 2006
Net increase in net assets resulting from operations:
Net investment loss	$(2,023,758)
Net realized loss from investments	(2,111,363)
Net change in unrealized appreciation/depreciation on investments	17,138,707

Net increase in net assets resulting from operations	13,003,586

Shareholder transactions
Subscriptions (representing 247,642.698 shares)	258,698,609
Redemptions (representing 19.002 shares)	(20,104)

Net increase in net assets from shareholder transactions	258,678,505

Total increase in net assets	271,682,091

Net assets, beginning of year	100,000 *

Net assets, end of year	$271,782,091

* -The Fund was initially capitalized with $100,000 (representing 100 shares) of capital on December 30, 2005.

For the period from January 1, 2007 to June 30, 2007 (Unaudited)
Net increase in net assets resulting from operations:
Net investment loss	$(3,947,019)
Net realized loss from investments	(1,133,434)
Net change in unrealized appreciation/depreciation on investments	47,241,895

Net increase in net assets resulting from operations	42,161,442

Shareholder transactions
Subscriptions (representing 241,344.441 shares)	279,926,783
Redemptions (representing 15,223.603 shares)	(18,485,869)

Net increase in net assets from shareholder transactions	261,440,914

Total increase in net assets	303,602,356

Net assets, beginning of period	271,782,091

Net assets, end of period	$575,384,447

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2007 to June 30, 2007

Cash flows from operating activities
Net increase in net assets resulting from operations	$42,161,442
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in investment funds	(1,533,895)
Net realized loss from swap contracts	2,667,329
Net change in unrealized appreciation/depreciation on investments in investment funds	(41,590,495)
Net change in unrealized appreciation/depreciation on swap contracts	(5,651,400)
Purchase of investments in investment funds	(274,600,000)
Proceeds from sale of investments in investment funds	16,655,844
Net payments from settlement of swap contracts	(2,667,329)
Increase in short-term investments	(3,429,542)
Increase in prepaid investments in investment funds	(56,000,000)
Decrease in receivable for investments sold	1,070,986
Increase in interest receivable	(438)
Increase in other assets	(56,498)
Decrease in due to counterparty	(16,300,000)
Increase in management fee payable	757,103
Increase in shareholder servicing fee payable	83,059
Decrease in trustees’ fee payable	(2,623)
Increase in accrued expenses and other liabilities	45,660

Net cash used in operating activities	(338,390,797)

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	338,390,797

Net cash provided by financing activities	338,390,797

Net change in cash
Cash at beginning of period

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2007 of subscriptions received in advance during 2006	$21,674,626

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date *	Liquidity **
Investment Funds

Distressed
ADM Galleus Fund	8/1/2006	$8,000,000	$8,238,440	1.43%	9/30/2007	Quarterly

Total Distressed		8,000,000	8,238,440	1.43

Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P. (a)	1/1/2006	8,200,000	9,694,937	1.69	9/30/2007	Quarterly

Total Equity Long/Short - High Hedge		8,200,000	9,694,937	1.69

Equity Long/Short - Opportunistic
Algebris Global Financials Fund L.P. (a)	10/1/2006	10,500,000	12,685,700	2.20	9/30/2007	Quarterly
Blackstone Kailix Fund L.P.	10/1/2006	23,000,000	25,704,513	4.47	12/31/2007	Semi-Annually
Calypso Qualified Partners, LP (a)	1/1/2006	8,200,000	8,862,179	1.54	7/31/2007	Quarterly & Monthly
Delta Fund Europe, LP	9/1/2006	9,000,000	9,944,939	1.73	9/30/2007	Quarterly
Delta Institutional, LP	1/1/2006	13,800,000	15,305,409	2.66	9/30/2007	Quarterly
East Side Capital, L.P.	1/1/2006	15,200,000	16,870,409	2.93	12/31/2007	Annually
Karsch Capital II, LP (a)	1/1/2006	2,400,000	2,896,108	0.50	9/30/2007	Quarterly
Lansdowne Global Financials Fund, L.P.	1/1/2006	13,000,000	15,344,472	2.67	9/30/2007	Monthly
Visium Balanced Fund, LP	1/1/2006	9,600,000	10,751,112	1.87	9/30/2007	Quarterly

Total Equity Long/Short - Opportunistic		104,700,000	118,364,841	20.57

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	1/1/2006	24,300,000	25,734,096	4.47	9/30/2007	Quarterly
Silver Point Capital Fund, L.P	5/1/2007	17,000,000	17,320,240	3.01	12/31/2009	Annually

Total Event Driven Credit		41,300,000	43,054,336	7.48

Fixed Income Arbitrage
Platinum Grove Contingent Capital Partners. L.P. (a)	1/1/2006	9,700,000	10,158,633	1.77	8/31/2007	Monthly

Total Fixed Income Arbitrage		9,700,000	10,158,633	1.77

Macro
Brevan Howard L.P.	1/1/2006	7,500,000	8,133,350	1.41	9/30/2007	Monthly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	25,500,000	29,863,381	5.19	9/30/2007	Quarterly

Total Macro		33,000,000	37,996,731	6.60

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2007

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date *	Liquidity **
Investment Funds (continued)

Mortgage Arbitrage
Ellington Mortgage Partners, L.P. (a)	1/1/2006	$5,800,000	$6,211,232	1.08%	9/30/2007	Annually
Highland Spectrum Fund LP	7/1/2006	8,000,000	6,674,061	1.16	9/30/2007	Quarterly
Sorin Fund, L.P. (a)	10/1/2006	11,000,000	12,660,597	2.20	9/30/2007	Quarterly

Total Mortgage Arbitrage		24,800,000	25,545,890	4.44

Multi- Strategy
Amaranth Capital Partners LLC	1/1/2006	534,799	159,763	0.03	(b)	(b)
Citadel Wellington LLC	8/1/2006	31,500,000	38,433,214	6.68	9/30/2007	2 Years & Quarterly
D.E. Shaw Composite Fund, L.L C.	1/1/2006	34,100,000	36,483,060	6.35	9/30/2007	Quarterly (c)
HBK Fund L.P.	1/1/2006	24,400,000	26,337,000	4.58	9/30/2007	Quarterly
OZ Europe Domestic Partners II, L.P. (a)	4/1/2007	24,500,000	26,190,746	4.55	8/31/2007	Quarterly (c)
Perry Partners, L.P.	11/1/2006	33,000,000	35,006,309	6.08	12/31/2008	Annually (c)
Polygon Global Opportunities Fund LP	1/1/2006	19,900,000	24,378,018	4.24	8/31/2007	Semi-Annually & Quarterly
QVT Associates LP	9/1/2006	34,000,000	41,156,145	7.15	12/31/2008	Quarterly
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	22,000,000	22,280,463	3.87	6/30/2008	Quarterly

Total Multi-Strategy		223,934,799	250,424,718	43.53

Restructurings and Value
Amber Fund LP (a)	7/1/2006	11,300,000	14,267,149	2.48	9/30/2007	Quarterly
Castlerigg Partners LP	5/1/2007	24,500,000	25,052,040	4.35	6/30/2008	Quarterly
Icahn Partners LP (a)	1/1/2006	10,200,000	10,994,973	1.91	12/31/2007	Semi-Annually
Laxey Investors L.P.	1/1/2006	8,700,000	10,375,989	1.80	7/31/2007	Monthly
One East Partners, LP (a)	8/1/2006	8,300,000	9,502,378	1.65	9/30/2007	Quarterly (c)
OZ Asia Domestic Partners, L P. (a)	1/1/2006	172,799	169,949	0.03	3/31/2008	Annually (c)
Western Investment Activism Partners LLC	3/1/2007	13,000,000	14,293,452	2.49	9/30/2007	Monthly

Total Restructurings and Value		76,172,799	84,655,930	14.71

Total Investments in Investment Funds		529,807,598	588,134,456	102.22

Short-Term Investments
State Street Eurodollar Time Deposit 4.25% due 07/02/07		6,577,493	6,577,493	1.14

Total Short-Term Investments		6,577,493	6,577,493	1.14

Total Investments in Investment Funds and Short-Term Investments		$536,385,091	594,711,949	103.36

Liabilities in excess of Other Assets			(19,327,502)	(3.36)

Total Net Assets			$575,384,447	100.00%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2007

Description	Swap Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Total Return Swaps
Reference Basket	HSBC Bank USA	101112008
Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P			$8,500,000	$935,465

Equity Long/Short - Opportunistic
Algebris Global Financials Fund L.P			5,000,000	913,816
Calypso Qualified Partners, LP			10,000,000	(238,659)
Karsch Capital II, LP			15,500,000	1.550,315

Fixed Income Arbitrage
Platinum Grove Contingent Capital Partners, L P			11,000,000	151,794

Macro
Rubicon Equity and Commodity Focus Partners, LP			1,323,135	(497,806)

Mortgage Arbitrage
Ellington Mortgage Partners, L P			6,000,000	173,796
New Ellington Credit Partners, L P			10,000,000	303,352
Sorm Fund, L P			5,500,000	569,998

Multi-Strategy
OZ Europe Domestic Partners II, L P			9,000,000	76,995

Restructurings and Value
Amber Fund LP			9,000,000	791,875
Icahn Partners, LP			7,500,000	812,303
One East Partners, LP			11,500,000	510,500

			$109,823,135	$6,053,744

Detailed information about all of the Investment Funds’ portfolios is not available

*	Investments in Investment Funds may be composed of multiple tranches. The First Available Redemption Date relates to the earliest date after June 30, 2007 the redemption from a tranche is available. Other tranches may have an available redemption date that is after the First Available Redemption Date.
**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms
(a)	The Fund also holds interests in this Investment Fund, or in an Investment Fund managed by a related investment manager, indirectly through a swap agreement See discussion in Note 4 to the financial statements
(b)	A withdrawal notice has been provided for full redemption from this Investment Fund Proceeds in addition to those already received will be received periodically as the Investment Fund continues its liquidation process
(c)	A portion of the assets of this Investment Fund are held in side pockets, which have restricted liquidity. See discussion in Note 2 to the financial statements.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2007

Strategy Allocation	Percent of Net Assets
Multi-Strategy	43.54%
Equity Long/Short - Opportunistic	20.96
Restructurings and Value	15.08
Event Driven Credit	7.48
Macro	6.51
Mortgage Arbitrage	4.62
Equity Long/Short - High Hedge	1.85
Fixed Income Arbitrage	1.80
Distressed	1.43
Short-Term Investments	1.14

Total Investments in Investment Funds, Short-Term Investments and Total Return Swaps	104.41%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2007

1. Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005 and commenced operations on January 1, 2006 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder.” The Special Shareholder shall make such contributions to the capital of the Fund from time to time in an amount sufficient for the Fund to be treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP, the general partner of the Special Shareholder, serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended. The Special Shareholder and the Adviser are affiliates of Morgan Stanley. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby a feeder fund invests substantially all of its assets in the Fund. At June 30, 2007, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 52.14% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution Inc. (the “Distributor”), an affiliate of Morgan Stanley, 750,000 shares of beneficial interest (“Shares”). Subsequent to June 30, 2007, the Fund submitted amendments to its registration statement with the U.S. Securities and Exchange Commission to offer an additional 750,000 shares. The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered at an initial offering price of $1,000 per Share, plus any applicable sales load, and are offered monthly thereafter at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares.

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501 (a) of Regulation D promulgated under the Securities 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $100,000 and the minimum additional investment in the Fund by any Shareholder is $50,000. The Fund may modify these minimums from time to time. Shareholders may only purchase their Shares through the Distributor or a Selling Agent.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

The Fund may from time to time offer to repurchase Shares (or portion of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 3 1 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At June 30, 2007, 82.76% of the Fund’s portfolio was comprised of investments in Investment Funds. Of the remainder of the portfolio, 16.3 1%, based on the notional value, was invested in a total return equity swap (see Note 4) and 0.93% in a Eurodollar time deposit. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Fund’s investment manager. At June 30, 2007, less than 0.3% of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is currently evaluating the impact of FAS 157.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Redemption proceeds received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost, and realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Short-Term Investments

The Fund treats all highly liquid financial instruments that have original maturities within 60 days of acquisition as short-term investments. Short-term investments are valued at cost, which approximates fair value. Short-term investments are invested overnight in a short-term time deposit with the Fund’s custodian, State Street Bank and Trust Company (“State Street”).

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns.

The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% effectively connected income allocable to its foreign Shareholders and to remit those amounts to the U.S. Internal Revenue Service. The rate of withholding is generally the rate at which the particular foreign Shareholder is subject to U.S. federal income tax. The foreign Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a redemption of Shares from the Fund for any foreign Shareholders who incur the withholding.

For the period from January 1, 2007 to June 30, 2007, the Fund did not withhold any taxes. The Fund prepaid an estimated tax withholding amount of $60,000, which is included in other assets in the Statement of Assets and Liabilities.

In July 2006, the FASB issued Interpretation 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) — an interpretation of FASB Statement 109. FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund believes there will be no impact to the Fund’s financial statements as a result of the adoption of FIN 48.

3. Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.125% (1.50% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month,

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

before adjustments for any redemptions effective on that day. The management fee is in addition to the asset-based fees and incentive allocations charged by the underlying Investment Funds and indirectly paid by Shareholders in the Fund. For the period from January 1, 2007 to June 30, 2007, the Fund incurred management fees of $3,245,394, of which $1,394,5 19 was payable to the Adviser at June 30, 2007.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of $100,000-$499,999 are subject to a maximum sales load of 2%; investments of $500,000-$999,999 are subject to a maximum sales load of 1.5%; investments of $1,000,000-$4,999,999 are subject to a maximum sales load of 1%; and investments of $5,000,000 or more are not subject to a sales load. The Distributor or Selling Agent may, in its discretion, waive the sales load for certain Shareholders. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agents.

The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a quarterly shareholder servicing fee of 0.0625% (0.25% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by clients of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, responds to Shareholder inquiries about the Fund, facilitates Fund communications with Shareholders, assists Shareholders in changing account designations or addresses, and assists Shareholders in processing repurchase requests. For the period from January 1, 2007 to June 30, 2007, the Fund incurred shareholder servicing fees of $420,648, of which $307,080 was payable to the Distributor at June 30, 2007.

State Street provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 1.5% to 2.096, based on i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and ii) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2007, the

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

Fund’s proportionate share of assets attributable to the DC Plan was $388, which is included in the Statement of Assets and Liabilities under other assets and accrued expenses and other liabilities.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer Agent Fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

Swap Agreements

The Fund may enter into equity, interest rate, index and currency rate swap agreements. These transactions may be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Fund had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, in the value of an Investment Fund, or in a “basket” of securities representing a particular index or underlying Investment Funds.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations or rights under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

Swaps are valued based on market values provided by dealers. The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different from the amounts recorded in the Statement of Assets and Liabilities.

The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Unrealized gains are reported as an asset and unrealized losses reported as a liability in the Statement of Assets and Liabilities. The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of June 30, 2007, there was one swap agreement (the “Swap Agreement”) outstanding, with HSBC Bank USA, dated August 31, 2006, as it may be amended and supplemented from time to time. At June

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

30, 2007, the Swap Agreement was subject to a maximum notional amount of $150,000,000. The Fund may adjust the outstanding notional amount on the 15th day and the end of each calendar month, provided that certain conditions are satisfied. An amount equal to the outstanding notional amount less the Fixed Amount, as defined below, is invested by the counterparty in a “basket” of Investment Funds (the “Reference Basket”). The Fund receives the total return of the Reference Basket. In addition, any outstanding notional amount in excess of the amount invested by the counterparty in the Reference Basket (the “Fixed Amount”) is received in cash by the Fund. In exchange, the Fund pays interest on a quarterly basis on the outstanding notional amount at a rate equal to the 3-month USD LIBOR rate plus 0.85%. At June 30, 2007, the outstanding notional amount was $109,823,135, all of which was invested in the Reference Basket. The maturity date of the Swap Agreement is October 1, 2008 subject to the date on which the Reference Basket has been fully liquidated.

The following table reflects the fair value of the Fund’s swaps at June 30, 2007:

Notional Amount	Description	Unrealized Appreciation (Depreciation)
	Equity Long/Short - High Hedge
$8,500,000	Highbridge Long/Short Equity Fund, L.P.	$935,465

	Equity Long/Short - Opportunistic
5,000,000	Algebris Global Financials Fund L.P.	913,816
10,000,000	Calypso Qualified Partners, LP	(238,659)
15,500,000	Karsch Capital II, LP	1,550,315

30,500,000		2,225,472

	Fixed Income Arbitrage
11,000,000	Platinum Grove Contingent Capital Partners, L.P.	151,794

	Macro
1,323,135	Rubicon Equity and Commodity Focus Partners, LP	(76,430)

	Mortgage Arbitrage
6,000,000	Ellington Mortgage Partners, L.P.	173,796
5,500,000	Sorin Fund, L.P.	148,622

11,500,000		322,418

	Multi-Strategy
10,000,000	New Ellington Credit Partners, L.P.	303,352
9,000,000	OZ Europe Domestic Partners II, L.P.	76,995

19,000,000		380,347

	Restructuring and Value
9,000,000	Amber Fund LP	791,875
7,500,000	Icahn Partners, LP	812,303
11,500,000	One East Partners, LP	510,500

28,000,000		2,114,678

$109,823,135		$6,053,744

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

Fair values represent contract-to-date unrealized appreciation and depreciation on the instruments. Such amounts are reflected in net unrealized appreciation on swap contracts in the Statement of Assets and Liabilities. At June 30, 2007, the swaps were collateralized by investments in Investment Funds which had a fair value equal to $588,134,456, which exceeded the notional value of the Swap Agreement, and are included in investments in Investment Funds in the Statement of Assets and Liabilities.

The Fund reduces its credit risk by entering into master netting agreements that incorporate the right of “off-set” across derivative products with the same counterparty. At June 30, 2007, the Fund viewed its credit exposure for equity swaps as $6,053,744 since the fair value of the Swap Agreement for which a master netting agreement exists is in a net unrealized gain position.

5. Receivable for Investments Sold

As of June 30, 2007, $115,222 was due to the Fund from two Investment Funds. The receivable amount represents the fair value of each investment in Investment Funds net of management fees and incentive fees/allocations.

6. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Investments in Investment Funds

As of June 30, 2007, the Fund invested primarily in Investment Funds. At June 30, 2007, 16.25% of the Fund’s net assets were invested in Investment Funds with the next available redemption date extending beyond one year from June 30, 2007.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 2, 2007, pursuant to each Investment Fund’s operating agreements.

For the period from January 1, 2007 to June 30, 2007, aggregate purchases and proceeds from sales of investments in Investment Funds were $274,600,000 and $16,655,844, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the, Fund by the Investment Funds on Schedule K-1s. Such tax adjustments for the year ending December 31, 2007 will be made once the Fund has received all 2007 Schedule K-1s from the Investment Funds.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

8. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2007 to June 30, 2007	For the Year Ended December 31, 2006
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,097.12	$1,000.00

Net investment loss (a)	(10.82)	(24.08)
Net realized and unrealized gain from investments	127.99	121.20

Net increase resulting from operations	117.17	97.12

Net asset value, end of period	$1,214.29	$1,097.12

Total Return (b)	10.68%	9.71%
Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	0.94%	2.49%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	0.94%	2.34%
Ratio of net investment loss to average net assets (d)	(0.92)%	(2.26)%
Portfolio Turnover	4%	5%
Net assets, end of period (000s)	$575,384	$271,782

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a purchase of a Share in the Fund at the beginning of the period indicated and a sale of the Share on the last day of the period, and does nor reflect the impact of the sales load, if any, incurred when subscribing to the Fund
(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

9. Subsequent Events

From July 1, 2007 through August 17, 2007, the Fund accepted and received approximately $131.5 million in additional subscriptions. In addition, redemption requests have been submitted through September 30, 2007, for redemptions to be paid subsequent to September 30, 2007, totaling approximately $26.6 million.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Investment Advisory Agreement (the “Advisory Agreement”), including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management, and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel.

The Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the period January 1, 2006 to November 30, 2006 as shown in a report provided by Lipper Inc. (the “Lipper Report”), compared to the performance of the Fund’s benchmark selected by the Adviser consisting of other comparable funds of hedge funds. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper Inc. (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board noted that the Fund’s total expense ratio was higher than the expense peer group. However, the Board also noted that the Fund’s total expense ratio was driven by the Fund’s small asset size from January 2006 to July 2006, during which only the Adviser’s seed capital was invested in the Fund. The Board concluded that the Fund’s advisory fee rate and total expense ratio were acceptable as increased assets from the sale of Shares to the public have subsequently reduced the Fund’s total expense ratio.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Advisory Agreement and noted that it does not include any breakpoints. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale in approving the Advisory Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had recently begun operations and had not yet paid fees to the Adviser for a full year as of November 30, 2006, the Board concluded that this was not a factor that needed to be considered at the present time.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Shares and “float” benefits derived from handling of checks for purchases and sales of Shares, through a broker-dealer affiliate of the Adviser. The Board also considered that an affiliate of the Adviser receives from the Fund a shareholder servicing fee for services to be provided by the affiliate to its customers who are Shareholders of the Fund. The Board concluded that the sales commissions were competitive with other broker-dealers, the float benefits were relatively small and the shareholder servicing fee was competitive with those of comparable funds.

Soft Dollar Benefits

The Board considered whether the Adviser will realize any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in Investment Funds and fixed income securities, which do not generate soft dollars.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement to continue until June 30, 2008.

Alternative Investment Partners Absolute Return Fund

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (I) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Ronald E. Robison, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Cory Pulfrey, Vice President

Amy R. Doberman, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Noel Langlois, Assistant Treasurer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services, Inc.

66 Brooks Drive

Braintree, Massachusetts 02184

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Clifford Chance US LLP

31	West 52nd Street

New York, New York 10019

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

NewYork, NewYork 10036

[LOGO] Morgan Stanley

ITEM 2. CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Change in Portfolio Manager

This information is as of September 6, 2007.

George A. Shows retired in April 2007 and is no longer a Portfolio Manager of the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Code of Ethics is not applicable to a semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

[LOGO] Morgan Stanley

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	President
Date:	September 6, 2007

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 6, 2007

By:	/s/ James Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	September 6, 2007